Going Concern and Management's Liquidity Plans (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 239,798	$ 239,798
Working capital		$ 176,377
Proceeds from convertible notes	240,000
Proceeds from the issuance of common stock	10,000
Proceeds from related party loans	$ 15,000